INVESTMENTS (Tables)	12 Months Ended
Jun. 30, 2026
EBP France
EBP, Schedule of Asset Held for Investment [Line Items]
Summary Of Investments Held By The Plan
Investments held by the Plan on June 30, 2026, and 2025 were as follows:

	2026		2025
(All numbers in Euros)	Number	Market	Number	Market
	of Shares	Value in €uros	of Shares	Value in €uros
Investments of each FCPE

• Groupe Procter & Gamble Actions ("Diversifié Dynamique" - A) *	191,471	35,099,724	192,065	29,173,094
• Groupe Procter & Gamble Obligations ("Monétaire" - B) *	555,710	17,032,977	544,436	16,351,548
• Groupe Procter & Gamble 5000 ("Actions Internationales" - C) *	695,391	38,987,607	647,345	27,681,676
• Groupe Procter & Gamble ("Actionnariat" - D) *	310,037	130,345,726	316,429	134,927,478
• Groupe Procter & Gamble Obligations ("Obligations" - F) *	2,734,146	4,335,810	2,720,879	4,235,761

Total investments		225,801,843		212,369,557
*Represents investments which exceed five percent of net assets available for benefits
The Plan’s investments experienced unrealized (depreciation) appreciation in value as follows for the years ended June 30, 2026, 2025 and 2024:

(All numbers in Euros)	2026	2025	2024

The Procter & Gamble Company Common stock (FCPE Option D)
Cost	102,332,314	101,281,311	93,635,079
Market value	130,345,726	134,927,478	145,525,742
Unrealized appreciation (depreciation)	28,013,412	33,646,167	51,890,663

(Decrease) increase in unrealized appreciation	(5,632,754)	(18,244,496)	(24,341,734)

Other investments (FCPE Option A, B, C, F)
Cost	75,918,024	66,673,078	61,468,575
Market value	95,456,117	77,442,079	73,247,110
Unrealized appreciation (depreciation)	19,538,092	10,769,000	11,778,535

Increase (decrease) in unrealized appreciation	8,769,092	(1,009,535)	2,657,131
The realized gain (loss) on the sales of the Plan’s investments for the years ended June 30, 2026, 2025, and 2024 was determined as follows:

(All numbers in Euros)	2026	2025	2024

The Procter & Gamble Company Common stock
Proceeds on sales of shares	15,203,358	30,075,121	75,122,493
Cost	13,171,927	21,296,969	36,804,241
Realized (loss) gain	2,031,431	8,778,152	38,318,252

Other investments
Proceeds on sales of shares	48,350,318	54,472,212	41,364,927
Cost	41,774,488	49,261,953	37,454,737
Realized (loss) gain	6,575,830	5,210,259	3,910,190